Note 18 - Stock Options and Nonvested Shares (Details) (USD $)	12 Months Ended			0 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2015	Jul. 01, 2014	Dec. 31, 2014	Jan. 02, 2014	Jul. 31, 2007	May 31, 2014	Nov. 30, 2010	Dec. 31, 2010
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 4,698,953	$ 3,035,122	$ 802,725
Subsequent Event [Member] | Restricted Stock [Member] | 2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)				396,086
"CFO Shenzhen Shangtong" [Member] | Restricted Stock [Member] | Employee [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted					10.00%
Employee Stock Option [Member] | 2004 Stock Incentive Plan [Member] | Two Officers [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Employee Stock Option [Member] | 2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		7,740,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Employee Stock Option [Member] | 2014 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,930,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Restricted Stock [Member] | 2004 Stock Incentive Plan [Member] | Employee [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)						108,000
Restricted Stock [Member] | 2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense						762,568
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)							1,100,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						1.106
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	454,297					454,297
Restricted Stock [Member] | 2014 Stock Incentive Plan [Member] | Consultant [Member] | Share-based Compensation Award, Tranche One [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Restricted Stock [Member] | 2014 Stock Incentive Plan [Member] | Consultant [Member] | Share-based Compensation Award, Tranche Two [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	50,000
Restricted Stock [Member] | 2014 Stock Incentive Plan [Member] | Consultant [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	245,958
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	1,150,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	977,642					977,642
Restricted Stock [Member] | 2014 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	310,888
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	1,780,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.878
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	1,251,952					1,251,952
Restricted Stock [Member] | Employee [Member] | CFO Huifu [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value					2,464,455
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted					10.00%
Restricted Stock [Member] | Employee [Member] | "CFO Shenzhen Shangtong" [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value					28,965
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted					10.00%
Restricted Stock [Member] | Employee [Member] | CFO Henghui [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years
Restricted Stock [Member] | CFO Huifu [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 6 months
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	1,901,737					1,901,737
Restricted Stock [Member] | "CFO Shenzhen Shangtong" [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 6 months
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	22,351					22,351
Nonvested Ordinary Shares [Member] | 2007 Equity Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	1,099,555	0						10,558,493
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.82	$ 0
Nonvested Ordinary Shares [Member] | Restricted Stock Issuance and Allocation Agreement of 2007 Equity Incentive Plan [Member] | Not Vested Under 2007 Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)									1,900,445
Nonvested Ordinary Shares [Member] | Restricted Stock Issuance and Allocation Agreement of 2007 Equity Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)									3,000,000
Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] | 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense		495,848	595,049
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)										1,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)										$ 1,188
Nonvested Shares Granted, Percentage of Total Equity Interest										15.00%
Nonvested Shares Granted, Percentage of Earnings										15.00%
2004 Stock Incentive Plan [Member] | Consultants and Strategic Advisers [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		6,260,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	2,664,317	2,539,274	207,678
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	30,688,488					30,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	647,701	208,895	1,360
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3,080,628	141,549	663,519
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		1,100,240
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	918,890					918,890
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years
2007 Equity Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)											8,658,048
2014 Stock Incentive Plan [Member] | Consultant [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	30,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
2014 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	148,451
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	5,000,000					5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,960,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.63
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	210,000					210,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	870,776					870,776
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years
CFO Huifu [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense					562,718
"CFO Shenzhen Shangtong" [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense					6,614